Other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 3.0	$ 10.3
Derivative instruments - payable	0.0	1.1
Non-current tax liabilities	6.7	6.7
Other	0.1	0.1
Total non-current liabilities	$ 9.8	$ 18.2